Information Related to Guaranteed Securities Issued by Subsidiaries - Summary of Annual Changes in Proved Developed and Undeveloped Reserves of Oil and Natural Gas (Parenthetical) (Detail) - MMBbls	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of proved developed and undeveloped reserves [line items]
Proportion of ownership interest in subsidiary	10.00%
Consolidated Entities [member] | Murphy Exploration and Production Company [member]
Disclosure of proved developed and undeveloped reserves [line items]
Proportion of ownership interest in subsidiary	80.00%
Consolidated Entities [member] | Petrobras America Inc [member]
Disclosure of proved developed and undeveloped reserves [line items]
Proportion of ownership interest in subsidiary	20.00%
Consolidated Entities [member] | Crude oil and natural gas [Member]
Disclosure of proved developed and undeveloped reserves [line items]
Proved developed and undeveloped reserves	9,510.1	9,685.5	9,601.1	10,430.0
Consolidated Entities [member] | Crude oil and natural gas [Member] | Murphy Exploration and Production Company [member]
Disclosure of proved developed and undeveloped reserves [line items]
Proportion of ownership interest in subsidiary	80.00%
Consolidated Entities [member] | Crude oil and natural gas [Member] | Petrobras America Inc [member]
Disclosure of proved developed and undeveloped reserves [line items]
Proportion of ownership interest in subsidiary	20.00%
Consolidated Entities [member] | Brazil member | Crude oil and natural gas [Member]
Disclosure of proved developed and undeveloped reserves [line items]
Proved developed and undeveloped reserves	9,467.1	9,528.8	9,462.0	10,142.1
Equity Method Investee [member] | Crude oil and natural gas [Member]
Disclosure of proved developed and undeveloped reserves [line items]
Proved developed and undeveloped reserves	96.1	66.3	71.1	86.0
Equity Method Investee [member] | Crude oil and natural gas [Member] | Murphy Exploration and Production Company [member]
Disclosure of proved developed and undeveloped reserves [line items]
Proportion of ownership interest in subsidiary	80.00%
Equity Method Investee [member] | Crude oil and natural gas [Member] | Petrobras America Inc [member]
Disclosure of proved developed and undeveloped reserves [line items]
Proportion of ownership interest in subsidiary	20.00%
Consolidated And Equity Method Investees [member] | Crude oil and natural gas [Member]
Disclosure of proved developed and undeveloped reserves [line items]
Proved developed and undeveloped reserves	9,606.2	9,751.7	9,672.2	10,516.0
Consolidated And Equity Method Investees [member] | Crude oil and natural gas [Member] | Murphy Exploration and Production Company [member]
Disclosure of proved developed and undeveloped reserves [line items]
Proportion of ownership interest in subsidiary	80.00%
Consolidated And Equity Method Investees [member] | Crude oil and natural gas [Member] | Petrobras America Inc [member]
Disclosure of proved developed and undeveloped reserves [line items]
Proportion of ownership interest in subsidiary	20.00%
Consolidated And Equity Method Investees [member] | Brazil member | Crude oil and natural gas [Member]
Disclosure of proved developed and undeveloped reserves [line items]
Proved developed and undeveloped reserves	9,467.1	9,528.8	9,462.0	10,142.1
Asset held for sale [member] | Consolidated Entities [member] | Brazil member | Crude oil and natural gas [Member]
Disclosure of proved developed and undeveloped reserves [line items]
Proved developed and undeveloped reserves		292.7
Asset held for sale [member] | Consolidated Entities [member] | Africa [member] | Crude oil and natural gas [Member]
Disclosure of proved developed and undeveloped reserves [line items]
Proved developed and undeveloped reserves	67.7
Asset held for sale [member] | Consolidated And Equity Method Investees [member] | Brazil member | Crude oil and natural gas [Member]
Disclosure of proved developed and undeveloped reserves [line items]
Proved developed and undeveloped reserves		292.7
Asset held for sale [member] | Consolidated And Equity Method Investees [member] | Africa [member] | Crude oil and natural gas [Member]
Disclosure of proved developed and undeveloped reserves [line items]
Proved developed and undeveloped reserves	67.7